Prepaid expenses and other current assets (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Prepaid expenses and other current assets.
Gold bullion	$ 30.4	$ 32.4
Prepaid expenses	16.2	18.8
Stream ounces inventory	0.4	0.5
Debt issue costs	0.9	0.9
Prepaid expenses and other current assets	$ 47.9	$ 52.6